Note 32 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	2020	2019	2018

Short-term benefits (i)	26.0	31.2	24.1
Share-based payments (ii)	42.7	41.2	30.8
Total key management remuneration	68.7	72.4	54.9

Disclosure of transactions between related parties [text block]
					2020
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Dividends payables	Dividends receivables
AB Africa	4.6	-	-	-	-
AB InBev	28.6	-	(84.6)	-	-
AB Package	-	-	(321.0)	-	-
AB Services	11.3	-	(1.8)	-	-
AB USA	36.7	6.2	(250.1)	-	-
Ambrew	-	-	-	(98.7)	-
Bavaria	1.0	-	(11.3)	-	-
Cervecería Modelo	5.1	-	(400.0)	-	-
Cervecerias Peruanas	1.4	-	(10.9)	-	-
Inbev	0.9	79.1	(19.4)	-	-
ITW International	-	-	-	(647.5)	-
Panama Holding	18.8	-	(13.1)	-	1.6
Others	10.2	1.1	(44.9)	-	-
	118.6	86.4	(1,157.1)	(746.2)	1.6
				2019
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Other trade payables (i)
AB InBev	24.8	-	(46.7)	-
AB Procurement	1.1	-	(0.2)	-
AB Services	15.5	-	(2.0)	-
AB USA	38.8	4.5	(180.9)	-
Bavaria	0.6	-	(64.0)	-
Cervecería Modelo	16.1	-	(223.1)	-
Inbev	0.7	64.5	(23.8)	-
ITW International	-	-	(223.7)	(108.9)
Panama Holding	27.2	0.2	(0.2)	-
Others	18.7	0.8	(126.1)	-
	143.5	70.0	(890.7)	(108.9)
	2020	2019
Non-current	Trade payables	Trade payables
ITW International	(420.5)	-
	(420.5)	-
	2020
Company	Sales and others	Service fees / reimbursement of expenses and other receivables	Product purchases and others	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.3	-	(80.6)	(9.9)	-
AB Package	-	-	(159.2)	-	-
AB Procurement	0.2	-	(0.6)	(17.3)	-
AB USA	35.2	-	(977.0)	(3.2)	-
Bavaria	26.1	-	(48.0)	-	-
Cervecería Modelo	(0.1)	-	(1,269.6)	-	-
Cervecerías Peruanas	13.3	-	(40.3)	-	-
GCC India	-	-	-	(7.3)	-
Inbev	(0.9)	-	(102.3)	-	-
ITW International	-	-	-	-	10.5
Oriental Brewery	2.0	-	-	-	-
Others	8.5	0.2	(83.9)	-	1.5
	84.6	0.2	(2,761.5)	(37.7)	12.0
	2019
Company	Sales and others	Service fees / reimbursement of expenses and other receivables	Product purchases and others	Service fees / reimbursement of expenses and other payables	Net finance cost
AB Package	-	-	(74.6)	-	-
AB USA	52.2	-	(802.3)	(2.6)	-
Cervecería Modelo	0.1	-	(1,023.9)	(2.1)	-
Inbev	-	-	(159.3)	-	-
ITW International	-	-	-	-	(41.5)
Others	4.7	0.4	(334.2)	(17.0)	-
	57.0	0.4	(2,394.3)	(21.7)	(41.5)
	2018
Company	Sales and others	Service fees / reimbursement of expenses and other receivables	Product purchases and others	Service fees / reimbursement of expenses and other payables	Net finance cost
AB Procurement	17.0	-	-	-	-
AB USA	49.1	-	(739.2)	(2.3)	-
Ambev Peru	0.1	-	-	-	-
Cervecería Modelo	0.2	-	(1,009.9)	(5.8)	-
Inbev	0.1	-	(107.1)	-	-
Others	19.3	0.2	(153.5)	(22.7)	(8.0)
	85.8	0.2	(2,009.7)	(30.8)	(8.0)